Payments, by Project - 12 months ended Dec. 31, 2023	Taxes CAD ($)	Taxes USD ($)	Royalties USD ($)	Fees CAD ($)	Fees USD ($)	Infrastructure USD ($)	Total Payments CAD ($)	Total Payments USD ($)
Total	$ 1,280,000	$ 34,420,000	$ 21,060,000	$ 940,000	$ 3,770,000	$ 11,480,000	$ 2,220,000	$ 70,730,000
British Columbia
Total	$ 1,280,000			$ 940,000			$ 2,220,000
Constancia
Total		27,440,000	$ 21,060,000		1,800,000	$ 11,480,000		61,780,000
Copper World
Total		80,000			750,000			830,000
Manitoba and British Columbia
Total		$ 6,900,000			$ 1,220,000			$ 8,120,000